UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form


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1.   Name and address of issuer: Advisors Series Trust
                                 4455 E. Camelback Road, Suite 261E
                                 Phoenix, AZ 85018


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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): | |

     The Rockhaven Fund

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3.   Investment Company Act File Number: 811-07959


     Securities Act File Number: 333-17391

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4(a). Last day of fiscal year for which this Form is filed:

     September 30, 1998

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4(b).| | Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


     Note: If the Form is being filed late, interest must be paid on the registration fee due.




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4(c).| | Check  box if this is the last  time the  issuer  will be  filing  this
     Form.




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5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of
          securities  sold  during
          the  fiscal  year
          pursuant to section 24(f):                                  $2,231,478
                                                               -----------------

     (ii) Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                          $15,370
                                             --------------

     (iii)Aggregate  price of securities
          redeemed or repurchased  during
          anyc prior  fiscal year ending
          no earlier  than  October 11, 1995
          that were not  previously  used
          to  reduce  registration  fees
          payable  to the Commission:                    $0
                                             --------------

     (iv) Total  available  redemption
          credits  [add  Items  5(ii)
          and 5(iii)]:                                                   $15,370
                                                               -----------------

     (v)  Net  sales - if  Item  5(i)
          is  greater  than  Item  5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                       $2,216,108
                                                               -----------------

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     (vi) Redemption Credits available for
          use in future years - if Item 5(i)
          is less  than  Item  5(iv) [subtract
          Item  5(iv)  from  Item  5(i)]:                $0
                                             --------------


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     (vii)Multiplier  for   determining
          registration   fee  (See
          Instruction C.9):                                           0.00029500
                                                               -----------------

     (viii)  Registration  fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                                  $653.75
                                                               -----------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:___________.

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7.   Interest  due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii)plus line7]:

                         $653.75


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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

     Date: 12/17/98                CIK Number: 0001027596

     Method of Delivery:
                        |X| Wire Transfer
                        | | Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                         Thomas Marschel - Assistant Treasurer

Date 12/15/98

   *Please print the name and title of the signing officer below the signature